LOANS RECEIVABLE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest income related to loans receivable	$ 48.7	$ 36.5	$ 17.6